Power Momentum Index VIT Fund

Class 1 shares

Class 2 shares

Power Dividend Index VIT Fund

Class 1 shares

Class 2 shares

(each a series of Northern Lights Variable Trust)

Supplement dated May 29, 2019

The following supplements the Prospectus and

Statement of Additional Information each dated May 1, 2019

______________________________________________________________________

Please be advised, that effective June 1, 2019, the tables in the section entitled “Fund Summary – Power Momentum Index VIT Fund”, subsection “Fees and Expenses of the Fund” on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class 1 shares and Class 2 shares have been increased from 1.25% to 2.00% and from 1.50% to 2.50%, respectively.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2
Management Fees (1)	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses (2)	0.04%	0.04%
Total Annual Fund Operating Expenses	1.54%	1.79%
(1)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$157	$486	$839	$1,834
Class 2	$182	$563	$970	$2,105

Reference is made to the section entitled “Management”, sub-heading “Investment Adviser” located on page 18 of the Prospectus. The second sentence in the third paragraph is deleted in its entirety and replaced with the following:

For the fiscal year ended December 31, 2018, the Adviser received an annual advisory fee of 0.65% of the Power Momentum Index VIT Fund’s average daily net assets. The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.00% and 2.50% of the Power Momentum Index VIT Fund’s average daily net assets for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of the fiscal year end during which the fees were been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The tables in the section entitled “Fund Summary – Power Dividend Index VIT Fund”, subsection “Fees and Expenses of the Fund” on page 4 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class 1 shares and Class 2 shares have been increased from 1.25% to 2.00% and from 1.50% to 2.50%, respectively.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2
Management Fees (1)	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	0.25%	0.50%
Other Expenses	0.55%	0.55%
Acquired Fund Fees and Expenses (2)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.82%	2.07%
(1)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$185	$573	$985	$2,137
Class 2	$210	$649	$1,114	$2,400

Reference is made to the section entitled “Management”, sub-heading “Investment Adviser” located on page 18 of the Prospectus. The second sentence the fourth paragraph is deleted in its entirety and replaced with the following:

For the fiscal year ended December 31, 2018, the Adviser received an annual advisory fee net of fees waived equal to 0.45% of the Power Dividend Index VIT Fund’s average daily net assets. The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.00% and 2.50% of the Power Dividend Index VIT Fund’s average daily net assets for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of the fiscal year end during which the fees were been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Funds’ semi-annual shareholder report dated June 30, 2019.

Reference is made to the section under the heading “Management”, subsection “The Adviser”:

of the Statement of Additional Information. The fourth paragraph is deleted in its entity and replaced with the following:

The Adviser has entered into an expense limitation agreement with the VIT Funds to reduce its fees and to reimburse expenses, at least until April 30, 2020, such that Total Annual VIT Funds Operating Expenses Net of Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) will not exceed 2.00% and 2.50% of the average daily net assets attributable to the VIT Funds for their Class 1 and Class 2 shares, respectively, subject to possible recoupment from the VIT Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

_________________________

This Supplement dated May 29, 2019, and the Fund’s Prospectus and Statement of Additional Information each dated May 1, 2019, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-7-PWRINC, or by visiting the Fund’s website at www.powermutualfunds.com.

Please retain this Supplement for future reference.